SCHEDULE OF CONSOLIDATED LEASE COST (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Lease Cost:
Amortization of Right-of-Use Assets	$ 95,657		$ 7,152		$ 508,156		$ 492,806
Interest on Lease Liabilities	232,345				896,673		1,000,997
Operating lease cost	29,644		370,682
Total lease cost	$ 357,646	[1]	$ 377,834	[1]	$ 1,481,182	[2]	$ 1,495,845	[2]
Weighted-average remaining lease term - operating leases (in years)	5 years		5 years 10 months 24 days		5 years 3 months 18 days		6 years
Weighted-average discount rate - operating leases	22.00%		22.00%		22.00%		22.00%
Operating lease cost					$ 76,353		$ 2,042

[1]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.
[2]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.